Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.07%
Australia–2.87%
CSL Ltd.	14,176	$2,992,215
James Hardie Industries PLC, CDI	75,004	1,682,600
		4,674,815
China–10.27%
Alibaba Group Holding Ltd.(a)	41,600	574,840
Gree Electric Appliances, Inc. of Zhuhai, A Shares	504,274	2,585,077
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	440,799	2,133,544
KE Holdings, Inc., ADR(a)	60,538	1,110,267
Kweichow Moutai Co. Ltd., A Shares	10,771	2,943,431
Pinduoduo, Inc., ADR(a)	39,284	3,849,046
Shenzhou International Group Holdings Ltd.	138,500	1,735,325
Yum China Holdings, Inc.	28,899	1,780,467
		16,711,997
Denmark–4.74%
Ascendis Pharma A/S, ADR(a)	7,941	985,319
Novo Nordisk A/S, Class B	48,615	6,732,381
		7,717,700
Finland–1.98%
Enento Group OYJ(a)(b)	138,194	3,231,353
France–16.57%
Airbus SE	28,139	3,525,866
Capgemini SE	833	157,969
Dassault Systemes SE	48,939	1,818,902
Edenred	39,905	2,171,559
EssilorLuxottica S.A.	7,039	1,288,026
Hermes International	3,564	6,679,286
Kering S.A.	1,417	884,627
L’Oreal S.A.	5,659	2,337,632
LVMH Moet Hennessy Louis Vuitton SE	6,246	5,456,408
Sartorius Stedim Biotech	7,126	2,489,540
Schneider Electric SE	1,028	166,698
		26,976,513
Germany–4.37%
AIXTRON SE	5,497	162,909
CTS Eventim AG & Co. KGaA(a)	44,743	3,128,445
HelloFresh SE(a)	6,158	149,010
SAP SE	7,743	911,329
Siemens AG	5,314	825,614
Siemens Healthineers AG(b)	36,303	1,939,040
		7,116,347
Hong Kong–1.50%
AIA Group Ltd.	216,200	2,441,441
India–3.45%
Dr Lal PathLabs Ltd.(b)	47,447	1,220,401
Reliance Industries Ltd.	152,764	4,399,942
		5,620,343
Shares		Value
Ireland–2.00%
Flutter Entertainment PLC(a)	20,908	$3,250,666
Italy–1.80%
Davide Campari-Milano N.V.	273,334	2,925,651
Japan–8.21%
Benefit One, Inc.	43,000	710,853
Daikin Industries Ltd.	16,000	2,785,847
Hitachi Ltd.	26,700	1,401,979
Hoya Corp.	14,000	1,541,623
Keyence Corp.	6,300	2,910,139
Kobe Bussan Co. Ltd.	58,700	1,696,097
Nidec Corp.	20,800	1,150,931
Nihon M&A Center Holdings, Inc.	113,900	1,163,186
		13,360,655
Netherlands–5.04%
Aalberts N.V.	29,462	1,394,004
Adyen N.V.(a)(b)	987	1,492,097
ASML Holding N.V.	6,098	4,038,483
Universal Music Group N.V.	50,412	1,289,684
		8,214,268
New Zealand–0.42%
Xero Ltd.(a)	12,310	678,186
Singapore–0.87%
United Overseas Bank Ltd.	62,100	1,414,420
South Korea–1.07%
Samsung Electronics Co. Ltd., Preference Shares	38,574	1,738,192
Spain–1.88%
Amadeus IT Group S.A.(a)	48,549	3,054,071
Sweden–4.18%
Atlas Copco AB, Class A	215,431	2,547,999
Epiroc AB, Class A	219,206	4,264,348
		6,812,347
Switzerland–3.83%
Barry Callebaut AG	360	750,961
Lonza Group AG	2,092	1,194,270
Sika AG	10,862	3,092,428
VAT Group AG(a)(b)	3,852	1,201,647
		6,239,306
Taiwan–0.80%
Taiwan Semiconductor Manufacturing Co. Ltd.	74,000	1,305,522
United Kingdom–16.66%
Abcam PLC, ADR(a)	9,234	128,076
Auto Trader Group PLC(b)	21,418	166,228
Britvic PLC	180,952	1,736,973
Compass Group PLC	182,018	4,339,653
ConvaTec Group PLC(b)	430,818	1,245,215
Entain PLC	127,417	2,351,088
JD Sports Fashion PLC	112,056	225,898

See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Shares		Value
United Kingdom–(continued)
Legal & General Group PLC	449,468	$1,413,793
London Stock Exchange Group PLC	39,288	3,599,517
Next PLC	36,278	2,974,851
Ocado Group PLC(a)	68,981	551,195
Rentokil Initial PLC	445,927	2,705,389
Rightmove PLC	289,996	2,109,516
RS GROUP PLC	131,792	1,535,338
Trainline PLC(a)(b)	583,041	2,036,748
		27,119,478
United States–6.56%
EPAM Systems, Inc.(a)	10,201	3,393,363
Ferguson PLC	18,572	2,613,112
Medtronic PLC	11,547	966,368
ResMed, Inc.	16,208	3,701,421
		10,674,264
Total Common Stocks & Other Equity Interests (Cost $147,078,148)		161,277,535
Shares		Value
Money Market Funds–0.81%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d)	459,634	$459,634
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(c)(d)	328,398	328,498
Invesco Treasury Portfolio, Institutional Class, 4.30%(c)(d)	525,297	525,296
Total Money Market Funds (Cost $1,313,428)		1,313,428
TOTAL INVESTMENTS IN SECURITIES—99.88% (Cost $148,391,576)		162,590,963
OTHER ASSETS LESS LIABILITIES–0.12%		200,168
NET ASSETS–100.00%		$162,791,131
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $12,532,729, which represented 7.70% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$699,519	$12,034,295	$(12,274,180)	$-	$-	$459,634	$13,706
Invesco Liquid Assets Portfolio, Institutional Class	500,008	8,595,925	(8,767,870)	(56)	490	328,498	9,856
Invesco Treasury Portfolio, Institutional Class	799,451	13,753,481	(14,027,635)	-	-	525,296	14,979
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	803,707	2,415,016	(3,218,723)	-	-	-	3,006*
Invesco Private Prime Fund	2,066,141	3,677,597	(5,744,201)	(12)	475	-	9,078*
Total	$4,868,826	$40,476,314	$(44,032,609)	$(68)	$965	$1,313,428	$50,625

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,674,815	$—	$4,674,815
China	6,739,780	9,972,217	—	16,711,997
Denmark	985,319	6,732,381	—	7,717,700
Finland	—	3,231,353	—	3,231,353
France	—	26,976,513	—	26,976,513
Germany	—	7,116,347	—	7,116,347
Hong Kong	—	2,441,441	—	2,441,441
India	—	5,620,343	—	5,620,343
Ireland	—	3,250,666	—	3,250,666
Italy	—	2,925,651	—	2,925,651
Japan	—	13,360,655	—	13,360,655
Netherlands	—	8,214,268	—	8,214,268
New Zealand	—	678,186	—	678,186
Singapore	—	1,414,420	—	1,414,420
South Korea	—	1,738,192	—	1,738,192
Spain	—	3,054,071	—	3,054,071
Sweden	—	6,812,347	—	6,812,347
Switzerland	—	6,239,306	—	6,239,306
Taiwan	—	1,305,522	—	1,305,522
United Kingdom	128,076	26,991,402	—	27,119,478
United States	8,061,152	2,613,112	—	10,674,264
Money Market Funds	1,313,428	—	—	1,313,428
Total Investments	$17,227,755	$145,363,208	$—	$162,590,963
Invesco International Select Equity Fund